Warrants (Details) - USD ($)	1 Months Ended						4 Months Ended	12 Months Ended
	Feb. 28, 2023	Oct. 31, 2021	May 31, 2020	Aug. 31, 2019	Apr. 30, 2019	Jun. 30, 2017	Apr. 30, 2019	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Oct. 01, 2021	May 15, 2020
Warrants (Details) [Line Items]
Aggregate purchase warrants		1,898,630	300,000
Common stock exercise price (in Dollars per share)		$ 4.8	$ 3.14					$ 1.28	$ 0.6		$ 3.38
Maturity date			May 05, 2025	Aug. 29, 2024	Oct. 29, 2024	Jun. 21, 2023	Oct. 29, 2024
Shares of common stock												900,000
Warrants, Term		5 years
Warrants outstanding								73,700	73,700
June 21, 2018 and expire June 21, 2023 [Member]
Warrants (Details) [Line Items]
Aggregate purchase warrants						4,313
Common stock exercise price (in Dollars per share)						$ 125
Maturity date						Jun. 21, 2023
Fair value of warrants (in Dollars)						$ 63,796
October 29, 2019 and expire October 29, 2024 [Member]
Warrants (Details) [Line Items]
Aggregate purchase warrants					42,388		42,388
Common stock exercise price (in Dollars per share)					$ 27.5		$ 27.5
Maturity date					Oct. 29, 2024		Oct. 29, 2024
October 29, 2019 and expire April 24, 2024 [Member]
Warrants (Details) [Line Items]
Aggregate purchase warrants					4,239		4,239
Common stock exercise price (in Dollars per share)					$ 27.5		$ 27.5
Maturity date					Apr. 24, 2024		Apr. 24, 2024
Warrant [Member]
Warrants (Details) [Line Items]
Maturity date					Apr. 24, 2024		Apr. 24, 2024
Shares of common stock										226,300
Recived proceeds (in Dollars)								$ 707,000
February 1, 2020 and expire August 29, 2024 [Member]
Warrants (Details) [Line Items]
Aggregate purchase warrants				2,250
Common stock exercise price (in Dollars per share)				$ 21.25
Maturity date				Aug. 29, 2024
November 6, 2021 and expire May 5, 2025 [Member]
Warrants (Details) [Line Items]
Aggregate purchase warrants			300,000
Common stock exercise price (in Dollars per share)			$ 3.14
Maturity date			May 05, 2025
October 26,2021 and expire Five Years [Member]
Warrants (Details) [Line Items]
Aggregate purchase warrants		1,898,630
Common stock exercise price (in Dollars per share)		$ 4.8
Warrants, Term		5 years
Peak Warrant [Member]
Warrants (Details) [Line Items]
Fair value of warrants (in Dollars)	$ 278,239
Shares of common stock	500,000
Warrants, Term	5 years
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 2.25
Debt Instrument, Convertible, Conversion Price, Decrease (in Dollars per share)	$ 0.4
Peak Warrant [Member] | Common Stock [Member]
Warrants (Details) [Line Items]
Shares of common stock	500,000